Note 4 - Accounts Payable and Accrued Liabilities - Disclosure of Accounts Payable and Accrued Liabilities (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024
Statement Line Items [Line Items]
Accounts payable	$ 1,710,290	$ 407,548
Accrued liabilities	540,549	41,751
Total accounts payable and accrued liabilities	$ 2,250,839	$ 449,299